Long-Term Debt And Note Payable To Bank (Tables)	12 Months Ended
Oct. 31, 2012
Long-Term Debt And Note Payable To Bank [Abstract]
Schedule Of Debt

	October 31,
	2012	2011
Virginia Real Estate Loan ($6.5 million original principal)
payable in monthly installments of $36,426, including interest
(at 4.25%), with final payment of $4,858,220 due April 30, 2018	$5,952,200	$6,091,633
North Carolina Real Estate Loan ($2.24 million original principal)
payable in monthly installments of $12,553, including interest
(at 4.25%), with final payment of $1,674,217 due April 30, 2018	2,051,219	2,099,271
Total long-term debt	8,003,419	8,190,904
Less current installments	247,739	190,593
Long-term debt, excluding current installments	$7,755,680	$8,000,311